SUBSEQUENT EVENTS (Detail Textuals) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 07, 2017	Aug. 29, 2016	Jun. 29, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 27, 2017	Oct. 12, 2016
Subsequent Event [Line Items]
Restricted common shares issued		40,000	25,333
Value of restricted common shares			$ 250,000
Common shares issued				1,000,000
Value of common shares issued				$ 750,000		$ 375,000	$ 7,500
Shares issued price per share		$ 0.375	$ 0.375	$ 0.75		$ 0.375	$ 0.375		$ 0.375
Common stock, par value (in dollars per share)				$ 0.001		$ 0.001	$ 0.001
Loss on debt settlement				$ (266,250)
Acquisition of trademark
Subsequent Event [Line Items]
Restricted common shares issued	10,000
Value of restricted common shares	$ 6,300
Royalty percentage	20.00%
Common stock, par value (in dollars per share)								$ 0.001
Acquisition of net assets
Subsequent Event [Line Items]
Restricted common shares issued				306,250
Value of restricted common shares				$ 398,750
Loss on debt settlement				$ 266,250
Consultants
Subsequent Event [Line Items]
Restricted common shares issued				225,000
Value of restricted common shares				$ 242,000